Related party transactions	12 Months Ended
Sep. 30, 2025
Related party transactions
Related party transactions

31.    Related party transactions

On September 27, 2024, the Company entered into a registered direct offering in which it sold 5,440,000 ordinary shares at an offering price of $2.50 per share. In a concurrent private placement, Arqit issued unregistered warrants to purchase up to 5,440,000 shares at an exercise price of $2.50 per share, 4,673,562 of which became exercisable on September 30, 2025 and remain outstanding, and 720,000 of which became exercisable on October 9, 2025 and remain outstanding (in each case, the “Exercise Date”). The warrants will be exercisable for a period of one year following the Exercise Date.  The Warrants will terminate at 5:00 p.m. (New York City time) on the last day of the exercise period. The investors in the September 2024 offering were existing shareholders Heritage Assets SCSP,

Ropemaker Nominees Limited, Carlo Calabria and Garth Ritchie. Arqit director Manfredi Lefebvre d’Ovidio has shared investment and voting power over the shares held by Heritage Assets SCSP, Arqit director Stephen Chandler is on the investment committee of Notion Capital Managers LLP, which is the beneficial owner of the Arqit shares held by Ropemaker Nominees Limited, and Carlo Calabria and Garth Ritchie are both Arqit directors. The shares issuable upon exercise of the September 2024 Investor Warrants, and the resale thereof, have been registered under a registration statement on Form F-3 (file no. 333-289939).

In the year ended September 30, 2025, Arqit Limited paid $547,200 (2024: $295,930, 2023: $nil) to Notion Capital for professional services provided by Arqit CEO Andrew Leaver and Rob Soffel. Andrew Leaver is an Operating Partner at Notion Capital Managers LLP (“Notion”), which is the beneficial owner of the Arqit shares held by Ropemaker Nominees Limited.  Mr. Leaver was engaged as a secondee to Arqit from Notion through an agreement between Arqit and Notion Platform Ltd., an affiliate of Notion, pursuant to which Notion invoices a day rate for Mr. Leaver’s cash compensation. Mr. Leaver has also been granted Arqit restricted share units and options. He acts at the direction of Arqit’s board of directors, independently from Notion. Effective October 01, 2025, Mr Leaver entered a permanent employment contract with Arqit Limited.

In the year ended September 30, 2025, Arqit Inc. paid $nil (2024: $nil, 2023: $100,000) for the director services of Lt General VL Jamieson who was a director of AQI during the year ended September 30, 2023. All transactions were on an arm’s length basis.

In the year ended September 30, 2025, Arqit Inc. paid $nil (2024: $nil, 2023: $100,000) for the director services of General S Wilson who was a director of AQI during the year ended September 30, 2023. All transactions were on an arm’s length basis.

On September 12, 2023, the Company completed a registered direct offering of its ordinary shares and warrants to purchase ordinary shares, in which Heritage Assets SCSP, Ropemaker Nominees Limited and Carlo Calabria purchased 317,407 ordinary shares, together with warrants to purchase up to 317,407 ordinary shares at a combined offering price of $0.78 per ordinary share and accompanying warrant. Company director Manfredi Lefebvre d’Ovidio has sole investment and voting power over the shares held by Heritage Assets SCSP, and Arqit director Stephen Chandler is on the investment committee of Notion Capital Managers LLP, which is the beneficial owner of the Company shares held by Ropemaker Nominees Limited, and Carlo Calabria is a director of the Company. The September 2023 Investor Warrants are currently exercisable at an exercise price of $0.78 per share.

There were no further related party transactions.